Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interest-bearing Loans and Borrowings
NON-CURRENT LIABILITIES Million US dollar	2017	2016

Secured bank loans	230	210
Unsecured bank loans	153	8 266
Unsecured bond issues	108 327	105 146
Unsecured other loans	53	111
Finance lease liabilities	186	208

	108 949	113 941

CURRENT LIABILITIES Million US dollar	2017	2016

Secured bank loans	272	652
Commercial papers	1 870	2 053
Unsecured bank loans	739	1 396
Unsecured bond issues	4 510	4 481
Unsecured other loans	15	10
Finance lease liabilities	27	26

	7 433	8 618

Summary of Series of Bonds

During 2017, AB InBev completed the issuance of the following series of bonds:

Issue date	Aggregate principal amount (in millions)	Currency	Interest rate	Maturity date
15 May 2017	1 300	Canadian dollar	2.600%	15 May 2024
15 May 2017	700	Canadian dollar	4.320%	15 May 2047
24 May 2017	650	Pound sterling	1.750%	7 March 2025
24 May 2017	700	Pound sterling	2.250%	24 May 2029
24 May 2017	900	Pound sterling	2.850%	25 May 2037
6 September 2017	550	Australian dollar	3.250%	6 September 2022
6 September 2017	650	Australian dollar	3.750%	6 September 2024
6 September 2017	450	Australian dollar	4.100%	6 September 2027
6 September 2017	300	Australian dollar	3M BBSW + 97bps	6 September 2022

Summary of Facilities, Related Cancellations and Drawdowns

A summation of the Facilities, related cancellations and drawdowns as of 31 December 2017 is presented below:

Facility	Term	Applicable Margin (bps)	Original Amount (billion US dollar)	2016 Cancellation (billion US dollar)	October 2016 Drawdown (billion US dollar)	October 2016 Repayment (billion US dollar)	April 2017 Repayment (billion US dollar)	June 2017 Repayment (billion US dollar)
Term Facility A	3 Years	LIBOR + 110	25.0	(25.0)	—	—	—	—
Term Facility B	5 Years	LIBOR + 125	10.0	(2.0)	(8.0)	—	6.0	2.0
Disposal Bridge Facility	1 Year	LIBOR + 100	10.0	—	(10.0)	10.0	—	—
Bridge to Cash / DCM Facility A	1 Year	LIBOR + 100	15.0	(15.0)	—	—	—	—
Bridge to Cash / DCM Facility B	2 Years	LIBOR + 100	15.0	(15.0)	—	—	—	—

			75.0	(57.0)	(18.0)	10.0	6.0	2.0

Summary of Exchange Offers

On 19 April 2017, the company announced the final results of U.S. private exchange offers for any and all of the outstanding notes listed below in exchange for a combination of AB InBev’s notes due 2048 and cash:

Issuer	Title of series of notes issued exchanged	Original principal amount outstanding (thousand US dollar)	Principal amount outstanding exchanged[18] (thousand US dollar)	Principal amount not exchanged (thousand US dollar)
Anheuser-Busch Companies	7.55% Debentures due 2030	200 000	74 046	125 954
Anheuser-Busch Companies	6.80% Debentures due 2031	200 000	19 986	180 014
Anheuser-Busch Companies	6.80% Debentures due 2032	300 000	126 932	173 068
Anheuser-Busch Companies	5.95% Debentures due 2033	300 000	148 183	151 817
Anheuser-Busch Companies	5.75% Debentures due 2036	300 000	192 686	107 314
Anheuser-Busch Companies	6.45% Debentures due 2037	500 000	252 556	247 444
Anheuser Busch InBev Worldwide Inc.	6.375% Notes due 2040	500 000	255 575	244 425
Anheuser-Busch Companies	6.00% Debentures due 2041	250 000	83 583	166 417
Anheuser-Busch Companies	6.50% Debentures due 2042	250 000	74 449	175 551
Anheuser-Busch Companies	6.50% Debentures due 2043	300 000	122 392	177 608

Summary of Redemption in Outstanding Principal Amount of Notes

On 11 October 2017, AB InBev announced that the company exercised its option to redeem in full the entire outstanding principal amount of the following series of notes on 10 November 2017:

Issuer	Title of series of notes	Aggregate principal amount (million US dollar)
Anheuser-Busch InBev Finance	1.25% Notes due 2018	1 000
Anheuser-Busch InBev Worldwide	6.50% Notes due 2018	627
Anheuser-Busch Companies	4.50% Notes due 2018	200
Anheuser-Busch Companies	5.50% Notes due 2018	500
ABI SAB Group Holding Limited	6.50% Notes due 2018	73

Summary of Terms and Debt Repayment

TERMS AND DEBT REPAYMENT SCHEDULE AT 31 DECEMBER 2017 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years

Secured bank loans	502	272	128	18	33	51
Commercial papers	1 870	1 870	—	—	—	—
Unsecured bank loans	892	739	122	31	—	—
Unsecured bond issues	112 837	4 510	9 956	9 389	18 441	70 541
Unsecured other loans	68	15	18	7	3	25
Finance lease liabilities	213	27	29	20	23	114

	116 382	7 433	10 253	9 465	18 500	70 731

TERMS AND DEBT REPAYMENT SCHEDULE AT 31 DECEMBER 2016 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years

Secured bank loans	862	652	107	26	21	56
Commercial papers	2 053	2 053	—	—	—	—
Unsecured bank loans	9 662	1 396	195	91	7 980	—
Unsecured bond issues	109 627	4 481	6 234	10 032	18 697	70 183
Unsecured other loans	121	10	20	15	22	54
Finance lease liabilities	234	26	26	31	46	105

	122 559	8 618	6 582	10 195	26 766	70 398

Summary of Lease Liabilities

FINANCE LEASE LIABILITIES Million US dollar	2017 Payments	2017 Interests	2017 Principal	2016 Payments	2016 Interests	2016 Principal

Less than one year	42	15	27	45	19	26
Between one and two years	42	13	29	43	16	27
Between two and three years	31	11	20	44	13	31
Between three and five years	40	17	23	70	24	46
More than 5 years	146	32	114	144	40	104

	301	88	213	346	112	234

Summary of Reconciliation of Net Debt

The following table provides a reconciliation of AB InBev’s net debt as at 31 December:

Million US dollar	2017	2016

Non-current interest-bearing loans and borrowings	108 949	113 941
Current interest-bearing loans and borrowings	7 433	8 618

	116 382	122 559

Bank overdrafts	117	184
Cash and cash equivalents	(10 472)	(8 579)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(309)	(528)
Debt securities (included within Investment securities)	(1 328)	(5 683)

Net debt	104 390	107 953